Regulatory Capital (Details)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Ratio		9.37%	9.73%
CET1: Actual Ratio		10.81%	11.49%
Tier I risk-based capital ratio: Actual Ratio		11.75%	12.58%
Total risk--based capital ratio: Actual Ratio		12.87%	13.84%
Leverage ratio: For Capital Adequacy Purposes Ratio		4.00%	4.00%
CET1: For Capital Adequacy Purposes Ratio		5.75%	5.125%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio		7.25%	6.625%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio		9.25%	8.625%
Capital conservation buffer		1.25%	0.0625%
Scenario, Forecast
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: For Capital Adequacy Purposes Ratio	4.00%
CET1: For Capital Adequacy Purposes Ratio	7.00%
Tier I risk-based capital ratio: For Capital Adequacy Purposes Ratio	8.50%
Total risk-based capital ratio: For Capital Adequacy Purposes Ratio	10.50%
Capital conservation buffer	2.50%
Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage ratio: Actual Ratio		9.03%	9.50%
CET1: Actual Ratio		11.33%	12.23%
Tier I risk-based capital ratio: Actual Ratio		11.33%	12.23%
Total risk--based capital ratio: Actual Ratio		12.50%	13.48%
Leverage ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio		5.00%	5.00%
CET1: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio		6.50%	6.50%
Tier I risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio		8.00%	8.00%
Total risk-based capital ratio: To Be Well-Capitalized Under Prompt Corrective Action Provisions Ratio		10.00%	10.00%